Organization and nature of business (Details)	Jan. 01, 2025 agreement	Aug. 03, 2007	Dec. 31, 2024 territory	Jul. 20, 2016 territory
Schedule of Equity Method Investments [Line Items]
Length of MFAs		20 years
Number of territories with operations			20
Subsequent event
Schedule of Equity Method Investments [Line Items]
Number of new MFA | agreement	2
New MFA term	20 years
Martinique, French Guyana, Guadeloupe
Schedule of Equity Method Investments [Line Items]
Length of MFAs		10 years
Renewed franchise agreement term		10 years
Number of territories under renewed franchise agreement				3
Arcos Dorados B.V.
Schedule of Equity Method Investments [Line Items]
Equity interest (as a percent)			100.00%